Condensed Cash Flow Statement of Aegon N.V. (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of cash flow statement [Line Items]
Result before tax	€ (922)	€ 2,400		€ (364)
Net cash flows from operating activities	2,851	(1,796)	[1]	(2,854)	[1]
Other	(55)	0		0
Net cash flows from investing activities	616	(54)	[1]	(139)	[1]
Repayment of perpetuals	(429)	(212)		0
Dividends paid	(167)	(121)		(63)
Net cash flows from financing activities	(1,920)	300	[1]	(778)	[1]
Aegon N V [member]
Disclosure of cash flow statement [Line Items]
Result before tax	(204)	(193)		(185)
Adjustments	(138)	428		(330)
Net cash flows from operating activities	(342)	235		(515)
Dividends and capital repayments of subsidiaries, associates and joint ventures	1,530	500		606
Other	0	(3)		(1)
Net cash flows from investing activities	1,530	497		605
Purchase of treasury shares	(597)	(231)		(59)
Issuance and repurchase of borrowings	469	197		(58)
Repayment of perpetuals	(429)	(212)
Dividends paid	(167)	(121)		(63)
Coupons on perpetual securities	(48)	(52)		(55)
Net cash flows from financing activities	(773)	(417)		(235)
Net increase / (decrease) in cash and cash equivalents	€ 415	€ 316		€ (146)

[1]	Amounts for 2021 and 2020 includes the disposal group.